Related Parties - Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Current	R$ 3,956	R$ 4,571
Non-current		6,819
Revenue	9,005	9,057	R$ 7,234
Finance income	R$ 771	R$ 565	519
CDI
Related parties
Percentage of basis used to calculate interest rate	82.30%	90.40%
Advances from customers
Related parties
Advances from customers		R$ 9
Other liabilities
Related parties
Other liabilities	R$ 11	258
Trade receivables
Related parties
Receivables from related parties	8,255	3,608
Other assets
Related parties
Receivables from related parties	1,526	1,373
Loans to related parties
Related parties
Receivables from related parties	3,956	11,390
Current	3,956	4,571
Non-current		6,819
Livraria ASC Ltda. and Educadora ASC Ltda.
Related parties
Revenue	8,605	8,831	7,230
Livraria ASC Ltda. and Educadora ASC Ltda. | Advances from customers
Related parties
Advances from customers		9
Livraria ASC Ltda. and Educadora ASC Ltda. | Trade receivables
Related parties
Receivables from related parties	8,255	3,546
OISA Tecnologia e Servicos Ltda.
Related parties
Revenue	400	226	4
Finance income		19	18
OISA Tecnologia e Servicos Ltda. | Other liabilities
Related parties
Other liabilities	11	258
OISA Tecnologia e Servicos Ltda. | Trade receivables
Related parties
Receivables from related parties		62
Arco Instituto de Educacao | Other assets
Related parties
Receivables from related parties	1,526	1,373
Minority shareholders - Geekie
Related parties
Finance income	273	210	453
Minority shareholders - Geekie | Loans to related parties
Related parties
Receivables from related parties		4,571
Minority shareholders - EI
Related parties
Finance income	498	336	18
Interest income, related parties	R$ 498	336
Minority shareholders - EI | CDI
Related parties
Percentage of basis used to calculate interest rate	100.00%
Minority shareholders - EI | Loans to related parties
Related parties
Receivables from related parties	R$ 3,956	6,750
Former Shareholders - Eduqo | Loans to related parties
Related parties
Receivables from related parties		4
Former Shareholders - Edupass | Loans to related parties
Related parties
Receivables from related parties		R$ 65
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.
Related parties
Expenses			(1)
WPensar S.A.
Related parties
Finance income			R$ 30